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                                                               FEBRUARY 18, 1998

SECURITIES AND EXCHANGE COMMISSION
450 FIFTH STREET, N.W.
WASHINGTON, D.C. 20549

RE:  Nuveen Unit Trust, Series 984

     File No. 333-44223

     Dear Sir or Madam:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "Registration Statement") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 487(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on February 18, 1998.

     Very truly yours,

     JOHN NUVEEN & CO., INCORPORATED

     Gifford R. Zimmerman
    Vice President